UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2023

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a)

Edgar Lomax Value Fund

Annual Report

For the year ended
October 31, 2023

EDGAR LOMAX VALUE FUND

Annual Report
October 31, 2023

Dear Fellow Shareholder:

As we discussed in our last semi-annual report, the market’s recent focus on a few highly-priced “growth” stocks—all of which suffered substantial losses in 2022—continued during the second half of our fiscal year in a Federal Reserve-induced and “generative-AI” supercharged environment. Specifically, the S&P 500 Index got an enormous boost from its biggest 7 “tech stocks” by market weight (the “Magnificent 7”): Apple, Microsoft, Alphabet (Google), Amazon, Nvidia, Meta Platforms (Facebook), and Tesla; further, the most expensive stocks (that is, most “growthy”) in terms of dividend yields were generally the fiscal year’s best performers, even among the index’s “value” half of stocks comprising the S&P Value Index. The following data is telling:

	Fiscal Year
	Performance
S&P 500	10.14%
S&P 493, Excluding the Magnificent 7	2.30%	Note:	Statistics calculated
S&P Value	7.69%		using FactSet Data.
20% of S&P Value with highest yields (deep value)	-5.28%

In this environment, the Edgar Lomax Value Fund’s (the “Fund”) “large-cap value” portfolio returned -3.62% during the year. Following is a summary of average annual total returns through October 31, 2023:

		S&P 500		Morningstar Large-Cap
	Fund	Value Index	S&P 500 Index	Value Category
1-year	-3.62%	7.69%	10.14%	0.63%
5-year	5.04%	9.23%	11.01%	7.08%
10-year	7.76%	8.98%	11.18%	7.63%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 205-0524 or visiting www.edgarlomax.com. Before deducting fees that the Advisor contractually waived or expenses of the Fund that the Advisor absorbed, the gross expense ratio is 1.00%*; however, after such waivers or absorptions, the Fund’s maximum net expense ratio is 0.70%. Including the voluntary performance-based waiver arrangement, actual Total Annual Fund Operating Expenses (the net expenses that investors paid) were 0.50% for the fiscal year ended October 31, 2022. For more information, please see the “Management Fee and Voluntary Fee Waiver” section of the Statutory Prospectus.

____________________
*
Figures are from the Fund’s prospectus dated February 28, 2023. The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed 0.70% (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) through at least February 27, 2024. In addition, the Advisor has voluntarily agreed to waive a portion of its investment advisory fee contingent upon the Fund’s performance versus the S&P 500 Value Index. While the Advisor may discontinue its voluntary waiver any time after February 27, 2024, it has no current intention of doing so.

What enabled the economy to continue growing and growth stocks to outperform so extremely? Simply, consumers have continued to spend even in the face of high inflation and sharply rising interest rates. One of the best explanations of this we have seen appeared in The Washington Post in a July 17, 2023 article entitled “Americans are still better off, with more in the bank than before the pandemic.” As a result of pandemic stimulus funds, individuals apparently have about 10-15% more money in bank accounts than just before the pandemic. However, cash levels are down from mid-2021 and falling quickly! We believe that the economic and market cycles have not been terminated, simply delayed. In our opinion, extra patience is now needed as this stimulus cash is being spent.

Historically, the degree of incredible “growth” preference we have seen over the past year has not been sustainable. For instance, the Fund experienced this type of environment during the 1999-2000 “high-tech” era. The following happened:

	1-Year Perf. from	6-Month Perf. from
Portfolio	6/30/99 thru 6/30/00	6/30/00 thru 12/31/00
Edgar Lomax Value Fund	-19.65%	24.65%
S&P 500	7.24%	-8.72%
S&P 500 Value	-5.11%	10.59%

Please note that, at the height of the market’s focus on “high-tech” stocks, the Fund trailed the S&P 500 by -26.89% over the 1-year period shown above, and then reversed sharply to outperform the index over the next six months by 33.37%.

In early 2000, we repeatedly informed clients of our belief that investors were unrealistically projecting unusually high earnings’ growth rates (for the S&P’s “growth” stocks) into the indefinite future. We believe investors are making that same mistake today.

The technology names have generally had a great year so far; in the Fund’s portfolio, thus, Intel and Cisco Systems are up 31.8% and 18.2%, respectively. The excitement around artificial intelligence (AI) provided a large boost to these companies’ share prices, as they race to develop and supply semiconductor and infrastructure solutions to support generative AI. Leaner inventories across the distribution channel and a better outlook for Intel’s Data Center Group were all viewed as positive signals for the company. Cisco saw its production backlog steadily decrease throughout the year, which led to revenue recognition. Further, with the launch of its new Silicon One switching chips that are designed to efficiently handle many AI operations, Cisco should continue to benefit from future AI developments.

A common theme was on display for the two top detractors, Walgreens Boots Alliance (down -37.0%) and Pfizer (down -30.9%). Both companies were punished for disappointing earnings and down-beat forecasts for the near term, owing partially to waning demand for COVID-19-related products. With high dividend yields of 9.1% and 5.4%, respectively, we continue to believe these companies should serve long-term investors well in a diversified portfolio.

Please note that the entire list of Fund investments is included in this report in a section called “Schedule of Investments.”

Thank you, once again, for your confidence in our management of the Fund. We remain committed to handling your hard-earned money as carefully as we do our own.

Cordially,

Randall R. Eley	Thomas B. Murray
Chief Investment Officer	Portfolio Manager

____________________

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk; principal loss is possible. “Value” investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the market as a whole and from other types of stocks.

Investment performance reflects expense waivers in effect. In the absence of such waivers, total return would be reduced.

The opinions expressed are those of The Edgar Lomax Company, the Fund’s investment advisor, are subject to change, and forecasts made cannot be guaranteed. Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please see the Schedule of Investments in this report for current Fund holdings information.

The Price-to-Earnings (P/E) Ratio is calculated by dividing the current price of a stock by the company’s trailing 12 months’ earnings per share.

The Dividend Yield is calculated by dividing a company’s per-share projected annual dividend payment by the company’s stock price per share, as of October, 31, 2023.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. The S&P 500 Value Index is a capitalization-weighted index of stocks in the S&P 500® Index which exhibit strong value characteristics. The Morningstar Large-Cap Value Category represents stocks of large cap companies that are less expensive or growing more slowly than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. You cannot invest directly in an index.

EDGAR LOMAX VALUE FUND

Comparison of the change in value of a hypothetical $10,000 investment in the Edgar Lomax Value Fund vs.
the S&P 500® Index, the S&P 500® Value Index, and the Lipper Large-Cap Value Funds Index

Average Annual Total Return:
	One Year	Five Years[1]	Ten Years[1]
Edgar Lomax Value Fund	-3.62%	5.04%	7.76%
S&P 500® Index	10.14%	11.01%	11.18%
S&P 500® Value Index	7.69%	9.23%	8.98%
Lipper Large-Cap Value Funds Index	4.11%	7.88%	8.29%

Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 205-0524 or visiting www.edgarlomax.com.

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions, or redemption of Fund shares. Indices do not incur expenses and are not available for investment.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The S&P 500® Value Index is a market-value-weighted index of stocks in the S&P 500® Index which score highest based on an average of book-to-price ratio, sales-to-price ratio and earnings-to-price ratio, representing 50% of the total market value of the S&P 500® Index.

The Lipper Large-Cap Value Funds Index consists of the largest funds as tracked by Lipper, Inc.  Large Cap Value Funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. Lipper rankings are based on total returns, including reinvestment of dividends and capital gains for the stated period; this calculation does not include sales charges.

[1]	Average Annual Total Return represents the average annual change in account value over the period indicated.

EDGAR LOMAX VALUE FUND

EXPENSE EXAMPLE at October 31, 2023 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Edgar Lomax Value Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/23 – 10/31/23).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	5/1/23	10/31/23	5/1/23 – 10/31/23
Actual	$1,000.00	$ 960.30	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

*
Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

EDGAR LOMAX VALUE FUND

INDUSTRY ALLOCATION OF PORTFOLIO ASSETS at October 31, 2023 (Unaudited)

Percentages represent market value as a percentage of total investments.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at October 31, 2023

Shares	COMMON STOCKS - 96.5%	Value

	Beverage and Tobacco Product Manufacturing - 0.2%
3,850	Altria Group, Inc.	$154,654

	Broadcasting (except Internet) - 0.7%
14,200	Comcast Corp. - Class A	586,318

	Chemical Manufacturing - 15.6%
3,100	AbbVie, Inc.	437,658
13,250	Amgen, Inc.	3,388,025
6,950	Bristol-Myers Squibb Co.	358,133
81,100	Dow, Inc.	3,920,374
5,800	Gilead Sciences, Inc.	455,532
16,350	Merck & Co., Inc.	1,679,145
56,252	Pfizer, Inc.	1,719,061
6,850	Procter & Gamble Co.	1,027,706
		12,985,634

	Computer and Electronic Product Manufacturing - 16.1%
875	Broadcom, Inc.	736,199
64,050	Cisco Systems, Inc.	3,338,926
90,550	Intel Corp.	3,305,075
14,400	International Business Machines Corp.	2,082,816
19,600	Medtronic PLC	1,382,976
9,300	Qualcomm, Inc.	1,013,607
11,300	Texas Instruments, Inc.	1,604,713
		13,464,312

	Couriers and Messengers - 7.0%
22,750	FedEx Corp.	5,462,275
2,800	United Parcel Service, Inc. - Class B	395,500
		5,857,775

	Credit Intermediation and Related Activities - 7.0%
9,950	American Express Co.	1,452,999
10,900	Bank of New York Mellon Corp.	463,250
11,050	Citigroup, Inc.	436,364
19,900	JPMorgan Chase & Co.	2,767,294
11,500	U.S. Bancorp	366,620

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at October 31, 2023, continued

Shares	COMMON STOCKS - 96.5%	Value

	Credit Intermediation and Related Activities - 7.0%, continued
8,300	Wells Fargo & Co.	$330,091
		5,816,618

	Fabricated Metal Product Manufacturing - 2.8%
26,100	Emerson Electric Co.	2,322,117

	Food Manufacturing - 0.5%
12,250	Kraft Heinz Co.	385,385

	Health and Personal Care Retailers - 5.8%
33,000	CVS Health Corp.	2,277,330
121,800	Walgreens Boots Alliance, Inc.	2,567,544
		4,844,874

	Insurance Carriers and Related Activities - 2.9%
23,350	American International Group, Inc.	1,431,588
1,900	UnitedHealth Group, Inc.	1,017,564
		2,449,152

	Machinery Manufacturing - 1.7%
6,200	Caterpillar, Inc.	1,401,510

	Miscellaneous Manufacturing - 3.4%
22,200	3M Co.	2,019,090
5,750	Johnson & Johnson	852,955
		2,872,045

	Petroleum and Coal Products Manufacturing - 7.0%
25,050	Chevron Corp.	3,650,537
21,000	Exxon Mobil Corp.	2,222,850
		5,873,387

	Securities, Commodity Contracts, and Other
	Financial Investments and Related Activities - 3.1%
6,200	Goldman Sachs Group, Inc.	1,882,382
9,700	Morgan Stanley	686,954
		2,569,336

	Support Activities for Mining - 2.2%
15,400	ConocoPhillips	1,829,520

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at October 31, 2023, continued

Shares	COMMON STOCKS - 96.5%	Value

	Telecommunications - 5.3%
45,650	AT&T, Inc.	$703,010
106,850	Verizon Communications, Inc.	3,753,641
		4,456,651

	Transportation Equipment Manufacturing - 7.3%
42,750	Ford Motor Co.	416,813
16,350	General Dynamics Corp.	3,945,419
4,750	Honeywell International, Inc.	870,485
10,050	Raytheon Technologies Corp.	817,969
		6,050,686
	Utilities - 7.9%
28,800	Duke Energy Corp.	2,560,032
56,800	Exelon Corp.	2,211,792
26,300	Southern Co.	1,769,990
		6,541,814
	TOTAL COMMON STOCKS (Cost $85,031,957)	80,461,788

	REIT —0.6%

	Real Estate - 0.6%
4,200	Simon Property Group, Inc.	461,538
	TOTAL REIT (Cost $420,352)	461,538

	MONEY MARKET FUND - 3.0%
2,520,099	Invesco STIT-Treasury Portfolio, Institutional Class, 5.27% (a)	2,520,099
	TOTAL MONEY MARKET FUND (Cost $2,520,099)	2,520,099
	Total Investments (Cost $87,972,408) - 100.1%	83,443,425
	Liabilities in Excess of Other Assets - (0.1)%	(52,278)
	Total Net Assets - 100.00%	$83,391,147

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Rate shown represents the 7-day annualized yield as of October 31, 2023.

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2023

ASSETS
Investments in securities, at value (identified cost $87,972,408)	$83,443,425
Receivables
Fund shares sold	2,811
Dividends and interest	201,314
Due from Advisor (Note 4)	2,215
Prepaid expenses	5,241
Total assets	83,655,006

LIABILITIES
Payables
Fund shares redeemed	136,848
Administration fees	44,960
Transfer agent fees and expenses	27,601
Audit fees	21,000
Fund accounting fees	9,629
Shareholder reporting	6,241
Chief Compliance Officer fee	3,750
Custody fees	3,586
Legal fees	2,880
Trustee fees and expenses	4,766
Accrued other expenses	2,598
Total liabilities	263,859

NET ASSETS	$83,391,147

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$83,391,147
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	6,385,643
Net asset value, offering and redemption price per share	$13.06

COMPONENTS OF NET ASSETS
Paid-in capital	$84,469,538
Total accumulated deficit	(1,078,391)
Net assets	$83,391,147

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF OPERATIONS – For the year ended October 31, 2023

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $737)	$3,371,320
Interest	163,449
Total investment income	3,534,769

EXPENSES
Advisory fees (Note 4)	528,957
Administration fees (Note 4)	182,361
Transfer agent fees and expenses (Note 4)	101,710
Fund accounting fees (Note 4)	37,850
Registration fees	23,139
Audit fees	21,000
Custody fees (Note 4)	20,094
Trustee fees and expenses	18,655
Chief Compliance Officer fee (Note 4)	15,001
Reports to shareholders	10,562
Legal fees	7,677
Insurance expense	3,364
Other expenses	4,832
Total expenses	975,202
Less: advisory fee waiver (Note 4)	(494,332)
Net expenses	480,870
Net investment income	3,053,899

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	1,843,461
Net change in unrealized appreciation/(depreciation) on investments	(8,206,899)
Net realized and unrealized loss on investments	(6,363,438)
Net Decrease in Net Assets Resulting from Operations	$(3,309,539)

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2023	October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$3,053,899	$2,747,196
Net realized gain on investments	1,843,461	5,434,606
Net change in unrealized appreciation/(depreciation) on investments	(8,206,899)	(7,607,476)
Net increase/(decrease) in net assets resulting from operations	(3,309,539)	574,326

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions to shareholders	(7,462,478)	(5,104,318)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(6,768,243)	4,498,559
Total decrease in net assets	(17,540,260)	(31,433)

NET ASSETS
Beginning of year	100,931,407	100,962,840
End of year	$83,391,147	$100,931,407

(a)	A summary of share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2023		October 31, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	508,510	$7,107,510	1,233,138	$18,325,298
Shares issued on reinvestments of distributions	526,189	7,440,312	349,126	5,097,237
Shares redeemed	(1,570,370)	(21,316,065)	(1,289,676)	(18,923,976)
Net increase/(decrease)	(535,671)	$(6,768,243)	292,588	$4,498,559

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Year Ended October 31,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$14.58	$15.23	$11.96	$14.51	$15.33

Income from investment operations:
Net investment income	0.47	0.40	0.42	0.42	0.30
Net realized and unrealized
gain/(loss) on investments	(0.91)	(0.28)	4.43	(2.65)	0.87
Total from investment operations	(0.44)	0.12	4.85	(2.23)	1.17

Less distributions:
From net investment income	(0.42)	(0.40)	(0.44)	(0.32)	(0.31)
From net realized gain on investments	(0.66)	(0.37)	(1.14)	—	(1.68)
Total distributions	(1.08)	(0.77)	(1.58)	(0.32)	(1.99)

Net asset value, end of year	$13.06	$14.58	$15.23	$11.96	$14.51

Total return	-3.62%	0.78%	43.39%	-15.83%	9.07%

Ratios/supplemental data:
Net assets, end of year (thousands)	$83,391	$100,931	$100,963	$86,079	$119,054

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.01%	1.00%	0.98%	1.01%	0.96%
After fees waived and expenses absorbed	0.50%	0.50%	0.50%	0.54%	0.70%

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.66%	2.18%	2.27%	2.52%	2.10%
After fees waived and expenses absorbed	3.17%	2.68%	2.75%	2.99%	2.36%

Portfolio turnover rate	38.47%	39.80%	34.47%	45.46%	23.83%

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2023

NOTE 1 – ORGANIZATION

The Edgar Lomax Value Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund’s investment objective is to seek long-term capital growth while providing some income.  The Fund began operations on December 12, 1997.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2023, continued

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended October 31, 2023, the Fund made the following permanent tax adjustments on the Statement of Assets and Liabilities:

Distributable Earnings	Paid-in Capital
$(701,471)	$701,471

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of October 31, 2023, management considered the impact of subsequent events for the potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2023, continued

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Accounting Pronouncements:  The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment advisor, The Edgar Lomax Company (“Advisor”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2023, continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$10,835,106	$—	$—	$10,835,106
Information	5,042,969	—	—	5,042,969
Manufacturing	45,509,730	—	—	45,509,730
Mining, Quarrying, and Oil and Gas Extraction	1,829,520	—	—	1,829,520
Retail Trade	4,844,874	—	—	4,844,874
Transportation and Warehousing	5,857,775	—	—	5,857,775
Utilities	6,541,814	—	—	6,541,814
Total Common Stocks	80,461,788	—	—	80,461,788
REIT	461,538	—	—	461,538
Money Market Fund	2,520,099	—	—	2,520,099
Total Investments in Securities	$83,443,425	$—	$—	$83,443,425

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. Additionally, the Advisor has agreed to voluntarily waive a portion of

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2023, continued

its management fee and pay certain Fund expenses such that “Total Annual Fund Operating Expenses” will decline to 0.50% for underperformance versus the S&P 500® Value Index during either the 3-year or 5-year period. While this voluntary management fee waiver can be discontinued at any time, the Advisor has no intention of doing so. For the year ended October 31, 2023, the Fund incurred $528,957 in advisory fees, of which the Advisor voluntarily waived $48,087 resulting in net advisory fees of $480,870 before expense limitation waivers. This excludes additional voluntarily waived expenses of $144,261.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to 0.70% of average daily net assets. If the Advisor waives advisory fees under the arrangement described above, it has also agreed to absorb all expenses, other than advisory fees. For the year ended October 31, 2023, the Fund’s aggregate annual operating expenses were reduced to 0.50% of the Fund’s average daily net assets, including contractual expense limits. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund towards the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Board’s review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended October 31, 2023, excluding amounts voluntarily waived, the Advisor reduced its fees and absorbed Fund expenses in the amount of $301,984; no amounts were reimbursed to the Advisor. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

Expires	Amount
10/31/2024	$284,842
10/31/2025	303,854
10/31/2026	301,984
$890,680

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.

The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended October 31, 2023 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, doing business as ACA Foreside, a division of ACA Group.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2023, continued

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services.  These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $76,429 of sub-transfer agent fees during the year ended October 31, 2023. These fees are included in the transfer agent fees and expenses amount as disclosed in the Statement of Operations.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $35,437,545 and $44,373,926, respectively. There were no purchases or sales of long-term U.S. Government securities.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2023 and October 31, 2022 was as follows:

	Year Ended	Year Ended
	October 31, 2023	October 31, 2022
Ordinary income	$2,886,669	$2,865,150
Long-term capital gains	4,575,809	2,239,168

As of October 31, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$88,202,400
Gross tax unrealized appreciation	8,173,263
Gross tax unrealized depreciation	(12,932,238)
Net tax unrealized depreciation (a)	(4,758,975)
Undistributed ordinary income	2,550,535
Undistributed long-term capital gain	1,130,049
Total distributable earnings	3,680,584
Total accumulated earnings/(losses)	$(1,078,391)

(a)	The difference between book-basis and tax-basis net unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2023, continued

NOTE 7 – OTHER TAX INFORMATION

The Fund declared the payment of a distribution to be paid, on December 8, 2023, to shareholders of record on December 7, 2023 as follows:

Ordinary Income	Long-Term Capital Gains
$0.47092250	$0.17912

NOTE 8 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2023, The Edgar Lomax Company owned 25.91% of the outstanding shares of the Fund.

NOTE 9 – TRUSTEES AND OFFICERS

At a meeting held on June 22-23, 2023, the Board of Trustees of the Trust appointed Ms. Lillian A. Kabakali the Assistant Secretary of the Trust, effective July 10, 2023. Effective July 20, 2023, Mr. Michael L. Ceccato retired from his service as Vice President, Chief Compliance Officer and Anti-Money Laundering Officer of the Trust. At a meeting held on July 20, 2023, the Board of Trustees of the Trust appointed Joseph Kolinsky as the successor Vice President, Chief Compliance Officer and Anti-Money Laundering Officer of the Trust, effective July 20, 2023.

Effective October 18, 2023, Mr. Ray Woolson retired from his service as Trustee and Chairman of the Board of Trustees of the Trust (the “Board”) to attend to health-related matters. At the recommendation of the Nominating and Governance Committee, on October 24, 2023, the Board appointed Mr. David Mertens as the successor Chairman of the Board, and Ms. Michele Rackey was appointed as Chairman of the Nominating and Governance Committee of the Board.

EDGAR LOMAX VALUE FUND

REPORT OF INDEPENDENT PUBLIC ACCOUNTING FIRM

To the Board of Trustees Advisors Series Trust and
Shareholders of Edgar Lomax Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Edgar Lomax Value Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of October 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more funds in the trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 29, 2023

EDGAR LOMAX VALUE FUND

NOTICE TO SHAREHOLDERS at October 31, 2023 (Unaudited)

For the year ended October 31, 2023, the Fund designated $2,886,669 as ordinary income and designated $4,575,809 as long-term capital gains for purposes of the dividends paid deduction.

For the year ended October 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from net investment income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2023 was 100%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gains under Internal Revenue Section 871(k)(2)(C) for the year ended October 31, 2023 was 0%.

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-205-0524 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-205-0524.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-866-205-0524.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-866-205-0524 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

EDGAR LOMAX VALUE FUND

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Advisor to serve as the administrator of the program. The Advisor’s committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the Advisor’s committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2022 through June 30, 2023. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

EDGAR LOMAX VALUE FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Number of
Portfolios
		Term of		in Fund	Other
	Position	Office and		Complex	Directorships
Name, Address	Held with	Length of	Principal Occupation	Overseen	Held During
and Age	the Trust	Time Served*	During Past Five Years	by Trustee(2)	Past Five Years(3)
Independent Trustees(1)

David G. Mertens	Chairman	Indefinite	Partner and Head of Business	1	Trustee, Advisors
(age 63)	of the	term; since	Development, QSV Equity		Series Trust (for
615 E. Michigan Street	Board	October 2023.	Investors, LLC, (formerly known		series not affiliated
Milwaukee, WI 53202			as Ballast Equity Management,		with the Fund).
	Trustee	Indefinite	LLC) (a privately-held investment
		term; since	advisory firm) (February 2019 to
		March 2017.	present); Managing Director and
Vice President, Jensen Investment
Management, Inc. (a privately-held
investment advisory firm)
(2002 to 2017).

Joe D. Redwine	Trustee	Indefinite	Retired; formerly Manager,	1	Trustee, Advisors
(age 76)		term; since	President, CEO, U.S. Bancorp		Series Trust (for
615 E. Michigan Street		September	Fund Services, LLC, and its		series not affiliated
Milwaukee, WI 53202		2008.	predecessors, (May 1991		with the Fund).
to July 2017).

Michele Rackey	Trustee	Indefinite	Chief Executive Officer,	1	Trustee, Advisors
(age 64)		term; since	Government Employees Benefit		Series Trust (for
615 E. Michigan Street		January 2023.	Association (GEBA) (benefits and		series not affiliated
Milwaukee, WI 53202			wealth management organization)		with the Fund).
(2004 to 2020); Board Member,
Association Business Services Inc.
(ABSI) (for-profit subsidiary of the
American Society of Association
Executives) (2019 to 2020).

EDGAR LOMAX VALUE FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), continued

Name, Address	Position Held	Term of Office and	Principal Occupation
and Age	with the Trust	Length of Time Served	During Past Five Years
Officers

Jeffrey T. Rauman	President, Chief	Indefinite term; since	Senior Vice President, Compliance and
(age 54)	Executive Officer	December 2018.	Administration, U.S. Bank Global Fund Services
615 E. Michigan Street	and Principal		(February 1996 to present).
Milwaukee, WI 53202	Executive Officer

Kevin J. Hayden	Vice President,	Indefinite term; since	Vice President, Compliance and Administration,
(age 52)	Treasurer and	January 2023.	U.S. Bank Global Fund Services
615 E. Michigan Street	Principal		(June 2005 to present).
Milwaukee, WI 53202	Financial Officer

Cheryl L. King	Assistant	Indefinite term; since	Vice President, Compliance and Administration,
(age 62)	Treasurer	January 2023.	U.S. Bank Global Fund Services
615 E. Michigan Street			(October 1998 to present).
Milwaukee, WI 53202

Richard R. Conner	Assistant	Indefinite term; since	Assistant Vice President, Compliance and
(age 41)	Treasurer	December 2018.	Administration, U.S. Bank Global Fund Services
615 E. Michigan Street			(July 2010 to present).
Milwaukee, WI 53202

Joseph R. Kolinsky	Vice President,	Indefinite term; since	Vice President, U.S. Bank Global Fund Services
(age 52)	Chief Compliance	July 2023.	(May 2023 to present); Chief Compliance Officer,
2020 E. Financial Way,	Officer and		Chandler Asset Management, Inc. (2020 to 2022);
Suite 100	AML Officer		Director, Corporate Compliance, Pacific Life
Glendora, CA 91741			Insurance Company (2018 to 2019).

Elaine E. Richards	Vice President	Indefinite term; since	Senior Vice President, U.S. Bank Global Fund
(age 55)	and Secretary	September 2019.	Services (July 2007 to present).
2020 E. Financial Way,
Suite 100
Glendora, CA 91741

EDGAR LOMAX VALUE FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), continued

Name, Address	Position Held	Term of Office and	Principal Occupation
and Age	with the Trust	Length of Time Served	During Past Five Years
Lillian A. Kabakali	Assistant	Indefinite term; since	Vice President, U.S. Bank Global Fund Services
(age 42)	Secretary	July 2023.	(April 2023 to present); Vice President,
2020 E. Financial Way,			Compliance, Guggenheim Partners Investment
Suite 100			Management Holdings, LLC (April 2019 to
Glendora, CA 91741			April 2023); Senior Associate, Compliance,
Guggenheim Partners Investment Management
Holdings, LLC (January 2018 to April 2019).

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years. At a meeting held December 7-8, 2022, by vote of the majority of Trustees (not including Mr. Redwine), Mr. Redwine’s term as Trustee was extended for three additional years to expire December 31, 2025.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of October 31, 2023, the Trust was comprised of 34 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

(3)
“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 Act, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-866-205-0524.

EDGAR LOMAX VALUE FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
The Edgar Lomax Company
5971 Kingstowne Village Parkway, Suite 240
Alexandria, VA 22315
www.edgarlomax.com

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
1-866-205-0524

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

This report is intended for the shareholders of the Fund and may not be used  as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus please call 1-866-205-0524.

ED-ANNUAL

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Joe D. Redwine and Ms. Michele Rackey are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2023	FYE 10/31/2022
(a) Audit Fees	$17,400	$17,400
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,600	$3,600
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2023	FYE 10/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2023	FYE 10/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date    1/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date    1/4/2024

By (Signature and Title)*    /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date    1/5/2024

* Print the name and title of each signing officer under his or her signature.